Congress Large Cap Growth ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	3,020	$1,349,215

Automobiles - 0.1%
Tesla, Inc.(a)	486	91,023

Broadline Retail - 2.6%
Amazon.com, Inc.(a)	14,194	2,202,909

Capital Markets - 3.6%
CME Group, Inc. - Class A	6,644	1,367,601
Moody's Corp.	4,228	1,657,545
		3,025,146

Chemicals - 2.2%
Sherwin-Williams Co.	6,040	1,838,455

Commercial Services & Supplies - 1.9%
Cintas Corp.	2,690	1,626,293

Communications Equipment - 3.1%
Arista Networks, Inc.(a)	10,269	2,656,385

Construction Materials - 2.0%
Martin Marietta Materials, Inc.	3,322	1,688,971

Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.	3,624	2,518,245

Electrical Equipment - 3.1%
Eaton Corporation PLC	10,872	2,675,382

Financial Services - 2.8%
Visa, Inc. - Class A	8,758	2,393,211

Ground Transportation - 1.8%
Old Dominion Freight Line, Inc.	3,926	1,535,145

Health Care Equipment & Supplies - 7.8%
Boston Scientific Corp.(a)	29,596	1,872,243
Dexcom, Inc.(a)	22,068	2,677,952
Intuitive Surgical, Inc.(a)	5,436	2,056,004
		6,606,199

Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	3,926	2,009,091

Hotels, Restaurants & Leisure - 2.5%
Darden Restaurants, Inc.	12,986	2,111,264

Household Products - 1.9%
Procter & Gamble Co.	10,570	1,660,970

Insurance - 1.8%
Arthur J Gallagher & Co.	6,645	1,542,703

Interactive Media & Services - 5.2%
Alphabet, Inc. - Class A(a)	15,704	2,200,131
Meta Platforms, Inc. - Class A(a)	5,752	2,244,085
		4,444,216

IT Services - 2.5%
Accenture PLC - Class A	5,738	2,087,943

Media - 1.4%
Trade Desk, Inc. - Class A(a)	16,912	1,157,288

Metals & Mining - 2.2%
Freeport-McMoRan Copper & Gold, Inc.	47,112	1,869,875

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	5,738	845,953
Pioneer Natural Resources Co.	10,570	2,429,303
		3,275,256

Pharmaceuticals - 5.5%
Eli Lilly & Co.	4,228	2,729,639
Zoetis, Inc.	10,570	1,985,152
		4,714,791

Semiconductors & Semiconductor Equipment - 7.0%
NVIDIA Corp.	6,343	3,902,658
NXP Semiconductors NV	9,664	2,034,949
		5,937,607

Software - 17.4%
Adobe, Inc.(a)	3,926	2,425,404
Intuit, Inc.	3,926	2,478,602
Microsoft Corp.	7,550	3,001,729
Roper Technologies, Inc.	3,322	1,783,914
ServiceNow, Inc.(a)	3,322	2,542,659
Synopsys, Inc.(a)	4,832	2,577,147
		14,809,455

Specialty Retail - 6.5%
O'Reilly Automotive, Inc.(a)	1,812	1,853,767
The Home Depot, Inc.	6,040	2,131,878
The TJX Companies, Inc.	16,685	1,583,573
		5,569,218

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	16,308	3,007,195
TOTAL COMMON STOCKS (Cost $79,122,854)		84,403,451

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
First American Treasury Obligations Fund - Class X, 5.25%(b)	838,806	838,806
TOTAL SHORT-TERM INVESTMENTS (Cost $838,806)		838,806

TOTAL INVESTMENTS - 100.2% (Cost $79,961,660)		$85,242,257
Liabilities in Excess of Other Assets - (0.2)%		(129,816)
TOTAL NET ASSETS - 100.0%		$85,112,441

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Congress Large Cap Growth ETF
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Congress Large Cap Growth ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. See the Schedule of Investments for an industry breakout.

Congress Large Cap Growth ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$84,403,451	$–	$–	$84,403,451
Money Market Funds	838,806	–	–	838,806
Total Assets	$85,242,257	$–	$–	$85,242,257

Refer to the Schedule of Investments for industry classifications.